Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2014
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001064642
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Jun. 18, 2014
Prospectus Date	rr_ProspectusDate	Apr. 04, 2014